Statements of Changes in Partners' Capital - USD ($)	Total	General Partner [Member]	Limited Partner [Member]	Class of Units A [Member]	Class of Units A [Member] General Partner [Member]	Class of Units A [Member] Limited Partner [Member]	Class of Units Z [Member]	Class of Units Z [Member] General Partner [Member]
Balance at Dec. 31, 2014	$ 175,467,994			$ 175,467,994
Subscriptions		$ 186,599	$ 29,730,378		$ 186,599	$ 29,730,378
Redemptions		$ (100,000)	$ (23,925,626)		$ (100,000)	$ (23,925,626)
Net income (loss)	(3,540,698)			(3,540,698)
Balance at Dec. 31, 2015	$ 177,818,647			$ 177,818,647
Balance (in units) at Dec. 31, 2014	6,475,644.223			6,475,644.223
Subscriptions (in units)		6,885.587	1,084,217.043		6,885.587	1,084,217.043
Balance (in units) at Dec. 31, 2015	6,709,418.184			6,709,418.184
Redemptions (in units)		(3,709.199)	(853,619.470)		(3,709.199)	(853,619.470)
Subscriptions		$ 1,830,458	$ 10,284,141			$ 10,284,141		$ 1,830,458
Redemptions		$ (1,960,458)	$ (29,453,500)		$ (1,910,458)	$ (29,453,500)		$ (50,000)
Net income (loss)	$ (28,422,518)			$ (28,179,861)			$ (242,657)
Balance at Dec. 31, 2016	$ 130,096,770			$ 128,558,969			$ 1,537,801
Subscriptions (in units)		183,045.785	404,626.316			404,626.316		183,045.785
Balance (in units) at Dec. 31, 2016	6,004,459.334			5,826,676.707			177,782.627
Redemptions (in units)		(79,260.849)	(1,213,370.102)		(73,997.691)	(1,213,370.102)		(5,263.158)
Subscriptions			$ 918,536			$ 918,536
Redemptions		$ (300,000)	$ (22,615,682)			$ (22,615,682)		$ (300,000)
Net income (loss)	$ 4,804,177			$ 4,732,396			$ 71,781
Balance at Dec. 31, 2017	$ 112,903,801			$ 111,594,219			$ 1,309,582
Subscriptions (in units)			42,440.978			42,440.978
Balance (in units) at Dec. 31, 2017	4,964,459.780			4,822,944.482			141,515.298
Redemptions (in units)		(36,267.329)	(1,046,173.203)			(1,046,173.203)		(36,267.329)